Investment Risks	Mar. 01, 2025
Global X Funds | Global X Disruptive Materials ETF | Associated Risks Related To Investing In Rare Earth & Critical Materials Companies Member
Prospectus [Line Items]
Risk [Text Block]	Associated Risks Related to Investing in Rare Earth & Critical Materials Companies: The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth & Critical Materials Companies. Rare earth and critical materials are considered instrumental to the development and production of one or more critical technologies. Compared to base metals, they have more specialized uses. Rare earth elements are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for rare earth and critical materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in the Fund’s portfolio. A reduction of demand for the technologies that utilize rare earth and critical materials, or of the materials themselves, would have an adverse impact on the Fund. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of rare earth and critical materials may include medium-, small-, and micro-capitalization companies with volatile share prices, are highly dependent on the price of rare earth and critical materials, which may fluctuate substantially over short periods of time. The value of such companies may be significantly affected by events relating to international, national and local political and economic developments, trade policy, energy conservation efforts, changes to critical materials, the success of exploration projects, changes in exchange rates, commodity prices, tax and other government regulations, depletion of resources, labor relations, and mandated expenditures for safety and pollution control devices. The mining, production, recycling, processing and/or refining of rare earth and critical materials can be capital intensive and, if companies involved in such activities are not managed well, the share prices of such companies could decline even as prices for the underlying rare earth and critical materials are rising. In addition, companies involved in the various activities that are related to the mining, production, recycling, processing and/or refining of rare earth and critical materials may be at risk for environmental damage claims.